Accounting Policies - Summary of Impact on the Financial Statements on Adoption of IFRS 16 (Detail) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2019
Consolidated Income Statement
Finance costs		€ 346	€ 339	[1]	€ 301	[1]
Consolidated Balance Sheet
Property, plant and equipment		17,424	15,761
Lease liabilities; net debt		1,511					€ 1,977
Consolidated Statement of Cash Flows
Net cash flow from operating activities		3,466	1,899		2,189
Net cash (outflow)/inflow from financing activities		(2,279)	€ (113)		€ 343
IFRS 16 [Member]
Consolidated Income Statement
Depreciation	[2]	334
Finance costs		€ 69
EPS	[2],[3]	€ 0.03
Consolidated Balance Sheet
Property, plant and equipment	[2],[4]						1,939
Lease liabilities; net debt	[2],[4]						€ 1,954
Consolidated Statement of Cash Flows
Net cash flow from operating activities		€ 317
Net cash (outflow)/inflow from financing activities		€ (317)

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.
[2]	The operating profit and depreciation impact of IFRS 16 on discontinued operations included above are +€4 million and +€63 million respectively for the year ended 31 December 2019. The right-of-use asset and discounted lease liability related to discontinued operations are €398 million as at 1 January 2019.
[3]	The impact of the adoption of IFRS 16 on operating profit for the year ended 31 December 2019 is €0.05 billion and has been calculated based only on the portfolio of leases which existed at 1 January 2019.
[4]	The impact of the adoption of IFRS 16 on property, plant and equipment and net debt is net of existing finance leases (€23 million at 31 December 2018) which have been recorded as part of the right-of-use assets and lease liabilities at their previous carrying amounts on 1 January 2019.